Subsequent Events (Unaudited) (Details) (USD $)	1 Months Ended	3 Months Ended														7 Months Ended	12 Months Ended				12 Months Ended	1 Months Ended	4 Months Ended		1 Months Ended		3 Months Ended	1 Months Ended
	Jan. 30, 2012	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Apr. 10, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010		Mar. 31, 2010	Aug. 13, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 $2.4 billion unsecured credit facility	Dec. 31, 2012 Williams [Member]	Mar. 31, 2013 Subsequent Event [Member]	May 10, 2013 Subsequent Event [Member]	May 13, 2013 Subsequent Event [Member] $2.4 billion unsecured credit facility	Mar. 31, 2013 Subsequent Event [Member] Commercial Paper [Member]	May 13, 2013 Subsequent Event [Member] Commercial Paper [Member]	Apr. 01, 2013 Subsequent Event [Member] GulfstarOne [Member]	Mar. 31, 2013 Subsequent Event [Member] Williams [Member]
Partners' Capital Account, Units, Sale of Units [Abstract]
Partners' Capital Account, Units, Sale of Units																						14,250,000
Partners' Capital Account, Units, Sold in Private Placement																						3,000,000
Partners' Capital Account, Units, Sold in Public Offering	7,000,000					10,000,000										8,500,000						1,687,500
Proceeds from sales of common units																	$ 2,559,000,000	$ 0	$ 806,000,000			$ 760,000,000
Parent, limited partner ownership percentage																					68.00%							66.00%
Parent, general partner ownership percentage																	2.00%	2.00%	2.00%		2.00%							2.00%
Variable Interest Entity Disclosures [Abstract]
Proceeds from Partnership Contribution																	93,000,000	31,000,000	29,000,000								187,000,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners																											49.00%
Duration Of Adjustment Period																											60 days
Distributions Made to Members or Limited Partners [Abstract]
Distribution Made to Member or Limited Partner, Distribution Date		Nov. 09, 2012	Aug. 10, 2012	May 11, 2012	Feb. 10, 2012		Nov. 11, 2011	Aug. 12, 2011	May 13, 2011	Feb. 11, 2011	Nov. 12, 2010	Aug. 13, 2010	May 14, 2010		Feb. 12, 2010								May 10, 2013
Distribution Made to Member or Limited Partner, Distributions Paid, Per Unit		$ 0.8075	$ 0.7925	$ 0.7775	$ 0.7625		$ 0.7475	$ 0.7325	$ 0.7175	$ 0.7025	$ 0.6875	$ 0.6725	$ 0.6575		$ 0.6350		$ 3.205	$ 2.960	$ 2.720				$ 0.8475
Cash distributions		394,000,000	373,000,000	362,000,000	311,000,000		294,000,000	286,000,000	276,000,000	268,000,000	250,000,000	221,000,000	155,000,000	[1]	34,000,000		1,440,000,000	1,124,000,000	660,000,000				473,000,000
Debt and Banking Arrangements [Abstract]
Line of Credit Facility, Maximum Borrowing Capacity																									2,000,000,000
Debt Instrument Term																									397 days
Line of Credit Facility, Amount Outstanding																				$ 375,000,000				$ 630,000,000		$ 0

[1]	Distributions on the Class C units and the additional general partner units issued in connection with the closing of the February 2010 transaction where we acquired certain contributed entities, as well as the related IDR payments, were prorated to reflect the fact that they were not outstanding during the first full quarter period of 2010.